Label		Element	Value
Bright Rock Mid Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Bright Rock Mid Cap Growth Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 28, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	62.90%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements of Expenses found within the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” includes only the direct operating expenses incurred by the Fund and excludes Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through June 28, 2016.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with medium-sized market capitalizations (“mid-cap companies”).  The Fund defines mid-cap companies as those companies with market capitalizations within the range of companies in the Russell Midcap Growth® Index at the time of investment.  As of May 30, 2015, the market capitalization range of companies in the Russell Midcap® Growth Index was between $820 million and $38 billion.

The Fund seeks to achieve its investment objective by investing primarily in common stocks of mid-cap U.S. companies.  Equity securities in which the Fund may invest also include preferred stocks, convertible debt securities, and other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities of mid-cap companies.  In addition to U.S. companies, the Fund may invest up to 25% of its net assets in securities of foreign mid-cap companies that are traded in the U.S., including companies located in emerging markets, as well as American Depositary Receipts (“ADRs”).  To a limited extent, the Fund may sell securities short and may use derivative instruments, including options and futures contracts.  The Fund may also engage in securities lending to earn income.

In selecting investments for the Fund, the Adviser seeks to identify companies with attractive earnings growth prospects.  Investments for the Fund’s portfolio are selected by applying the Adviser’s disciplined, bottom-up fundamental research process, which takes into account a company’s history of earnings stability and growth; proprietary products, processes and/or services; leadership or competitive positions in the market or industry; balance sheet strength; and experience of management teams.  The Adviser may sell an investment in the Fund’s portfolio when the investment no longer meets the Adviser’s criteria for investments with strong growth potential or when a more attractive investment opportunity arises.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

•
Management Risk.  Investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•
Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•
Mid-Cap Company Risk.  Mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than the stocks of larger companies.

•
Shares of Other Investment Companies Risk.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•
Exchange-Traded Funds Risk.  There are risks related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

•
Foreign Securities Risk.  The risks of investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign stocks and securities may be subject to foreign withholding taxes.

•
Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Options and Futures Risk.  Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

•
Short Sale Risk.  Short sale strategies are riskier than long investment strategies.  Short selling of securities may result in the Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

•
Securities Lending Risk.  The Fund may lend its portfolio securities to brokers, dealers and financial institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will invest during the term of the loan.  The risk in lending portfolio securities, as with other extensions of credit, consists of potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund also bears the risk that the value of investments made with collateral posted for the loan may decline.

•
Not a Bank Deposit.  Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at http://www.brightrockfunds.com/literature.html or by calling the Fund at 1-866-273-7223 (toll free).

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-273-7223
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://www.brightrockfunds.com/literature.html
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Return as of December 31*
Bar Chart Footnotes [Text Block]		rr_BarChartFootnotesTextBlock
* The returns shown in the bar chart are for Institutional Class shares of the Fund.  Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2015 was 7.31%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.01% for the quarter ended March 31, 2012, and the lowest quarterly return was -22.65% for the quarter ended September 30, 2011.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	7.31%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.01%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.65%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. The after-tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures in the table. A higher after-tax return results when a capital loss occurs and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
Institutional Class shares of the Fund commenced operations on May 26, 2010.  Investor Class shares of the Fund commenced operations on January 17, 2012.  Performance shown for Investor Class shares prior to its inception (Since Inception column) reflects the performance of Institutional Class shares, adjusted to reflect Investor Class expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class shares.  The after-tax returns for Investor Class shares will vary. In certain cases, the figure representing “Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures in the table. A higher after-tax return results when a capital loss occurs and provides an assumed tax benefit to the investor.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2014)
Bright Rock Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	18.31%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2010
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,553
Annual Return 2011		rr_AnnualReturn2011	(6.84%)
Annual Return 2012		rr_AnnualReturn2012	7.64%
Annual Return 2013		rr_AnnualReturn2013	26.69%
Annual Return 2014		rr_AnnualReturn2014	5.31%
Label		rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.31%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.18%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2010
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.19%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	10.09%
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.65%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	8.81%
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Investor Class Shares
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,831
Label		rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.55%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.68%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2010

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements of Expenses found within the "Financial Highlights" section of the Prospectus, because the "Financial Highlights" includes only the direct operating expenses incurred by the Fund and excludes Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Bright Rock Capital Management, LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses ( exclusive of any front-end or contingent deferred loads, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.25% and 1.50% of the Fund's average net assets for Institutional Class shares and Investor Class shares, respectively, through June 28, 2016. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fees waived and/or expense payments made in the prior three fiscal years, subject to the expense cap.